Contributed Equity	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Contributed Equity
NOTE 19. CONTRIBUTED EQUITY

		Consolidated
	Note	June 30, 2020 A$	June 30, 2019 A$
Fully paid ordinary shares	19(a)	233,328,553	211,429,637
Options over ordinary shares – listed		9,661,954	9,661,954

		242,990,507	221,091,591

In November 2019, the shareholders approved a 10 to 1 share consolidation during the 2019 Annual General Meeting. Refer to notes 14 and 15 for impact of the 10 to 1 share consolidation to US warrants and convertible notes, respectively.
(a) Ordinary Shares

		June 30, 2020		June 30, 2019
	Note	No.	A$	No.	A$
At the beginning of reporting period		3,388,598,296	211,429,637	3,026,082,669	203,570,765
Shares issued during the year (pre-share consolidation)	19(b)	477,645,539	10,030,556	260,000,000	4,871,250
Exercise of options and warrants (pre-share consolidation)	19(b)	10,878,476	385,794	60,542,327	1,480,488
Exercise of warrants (Shares issued during the year)	19(b)	—	—	41,973,300	2,043,359
Share consolidation		(3,489,408,041)	—	—	—
Exercise of performance rights (post share consolidation)	19(b)	3,916,668	957,500	—	—
Shares issued during the year (post share consolidation)	19(b)	96,000,000	12,000,000	—	—
Transaction costs relating to share issues		—	(1,474,934)		(536,225)

At reporting date		487,630,938	233,328,553	3,388,598,296	211,429,637

(b) Shares issued

2020 Details	Number	Issue Price A$	Total A$
Share placement July 2019*	19,047,619	0.210	4,000,000
Shares issued under Entitlement Offer August 2019*	28,716,935	0.210	6,030,556
Performance rights exercised pre share consolidation (transfer from share-based payment reserve) *	1,087,848	0.355	385,794
Performance rights exercised post share consolidation (transfer from share-based payment reserve)	3,916,668	0.244	957,500
Share placement May 2020 post share consolidation	96,000,000	0.125	12,000,000
Exercise of warrants	—		—

	148,769,070		23,373,850

*	All number of shares have been adjusted for the 10 to 1 share consolidation.

2019 Details**	Number	Issue Price A$	Total A$
Shares issued under Securities Purchase Agreement	260,000,000	0.019	4,871,250
Performance rights exercised (transfer from share-based payment reserve)	60,542,327	0.024	1,480,488
Exercise of warrants	41,973,300	0.049	2,043,359

	362,515,627		8,395,097

**	All number of shares have been prepared on pre share consolidation basis.

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.
The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Options
Information relating to the Company’s Global Employee Share Option Plan, including details of options issued, exercised and lapsed during the financial year and options outstanding at the end of the reporting period, is set out in note
31
.
Unlisted Options**

Expiration Date	Exercise Price			Number
August 4, 2020		$0.235		37,144,524
October 30, 2020		$0.568		79,311
March 7, 2021		$0.398		102,628
August 4, 2025		$0.248		847,600
January 5, 2023	US$	0.249	*	15,537,180	*
February 12, 2022	US$	0.249	*	20,800,000	*

Total				74,511,243

*
1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.

**	On November 5, 2019, there was a 10 to 1 share consolidation. The unlisted options have therefore been adjusted accordingly.
Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital
.
In order to maintain or adjust the capital structure, the consolidated entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to integrate and grow its existing businesses in order to maximize synergies.